Note 10 - Additional Information on Cost of Sales and Operating Expenses by Nature	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of additional information [text block]
10.	ADDITIONAL INFORMATION ON COST OF SALES AND OPERATING EXPENSES BY NATURE

Depreciation, amortization and impairment expenses are included in the following income statement accounts for the years
2020,
2019
and
2018:

	Depreciation and impairment of property, plant and equipment			Amortization of intangible assets
	2020	2019	2018	2020	2019	2018

Cost of sales (i)	2,980.4	2,671.6	2,681.9	15.7	12.4	10.3
Distribution expenses	441.7	649.0	570.9	-	-	-
Sales and marketing expenses	787.9	557.7	586.0	219.9	319.4	117.1
Administrative expenses	453.6	272.0	306.9	276.1	195.5	175.2
	4,663.6	4,150.3	4,145.7	511.7	527.3	302.6

(i) These amounts added to
R$2,175.1
(
R$1,976.6
as at
December 31, 2019)
mentioned in Note
9
-
Payroll and related benefits
, total
R$7,350.4
(
R$4,660.7
as at
December 31, 2019).
The remaining amount of
R$19,715.7
(
R$17,017.5
as at
December 31, 2019),
recorded in the cost of sales, refers to other production costs.